Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000133119
Shareholder Report [Line Items]
Fund Name	ARK Genomic Revolution ETF
Class Name	ARK Genomic Revolution ETF
Trading Symbol	ARKG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,183,025,575
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,183,025,575
Total number of portfolio holdings	36
Period portfolio turnover rate	20%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	99.3%
Information Technology	0.6%
Financials (Money Market Fund)	0.1%
Total	100.0%

C000133120
Shareholder Report [Line Items]
Fund Name	ARK Autonomous Technology & Robotics ETF
Class Name	ARK Autonomous Technology & Robotics ETF
Trading Symbol	ARKQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$46	0.75%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,012,396,740
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,012,396,740
Total number of portfolio holdings	37
Period portfolio turnover rate	14%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	39.5%
Information Technology	31.0%
Consumer Discretionary	19.0%
Communication Services	6.5%
Utilities	1.7%
Energy	1.2%
Health Care	1.1%
Financials (Money Market Fund)	0.0%
Total	100.0%

C000133121
Shareholder Report [Line Items]
Fund Name	ARK Innovation ETF
Class Name	ARK Innovation ETF
Trading Symbol	ARKK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$45	0.75%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.75%
AssetsNet	$ 6,780,306,613
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$6,780,306,613
Total number of portfolio holdings	34
Period portfolio turnover rate	18%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	22.3%
Communication Services	21.1%
Financials	18.6%
Information Technology	18.1%
Consumer Discretionary	17.2%
Industrials	2.4%
Financials (Money Market Fund)	0.3%
Total	100.0%

C000133122
Shareholder Report [Line Items]
Fund Name	ARK Next Generation Internet ETF
Class Name	ARK Next Generation Internet ETF
Trading Symbol	ARKW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$48	0.75%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,909,752,538
Holdings Count | Holding	39
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,909,752,538
Total number of portfolio holdings	39
Period portfolio turnover rate	13%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	30.8%
Information Technology	26.6%
Communication Services	25.5%
Consumer Discretionary	17.0%
Financials (Money Market Fund)	0.1%
Total	100.0%

C000209702
Shareholder Report [Line Items]
Fund Name	ARK Fintech Innovation ETF
Class Name	ARK Fintech Innovation ETF
Trading Symbol	ARKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$48	0.75%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,123,381,085
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

Fund net assets	$1,123,381,085
Total number of portfolio holdings	36
Period portfolio turnover rate	9%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	48.7%
Communication Services	20.3%
Information Technology	20.2%
Consumer Discretionary	9.8%
Real Estate	1.0%
Total	100.0%

C000226276
Shareholder Report [Line Items]
Fund Name	ARK Space Exploration & Innovation ETF
Class Name	ARK Space Exploration & Innovation ETF
Trading Symbol	ARKX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$44	0.73%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.73%
AssetsNet	$ 314,795,335
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:
Fund net assets	$314,795,335
Total number of portfolio holdings	33
Period portfolio turnover rate	10%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	57.4%
Information Technology	24.7%
Communication Services	10.1%
Consumer Discretionary	6.1%
Equity Fund	1.5%
Financials (Money Market Fund)	0.2%
Total	100.0%

C000164426
Shareholder Report [Line Items]
Fund Name	The 3D Printing ETF
Class Name	The 3D Printing ETF
Trading Symbol	PRNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 90,761,726
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:
Fund net assets	$90,761,726
Total number of portfolio holdings	52
Period portfolio turnover rate	15%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	41.4%
Industrials	32.8%
Health Care	13.7%
Materials	5.6%
Consumer Discretionary	5.5%
Financials (Money Market Fund)	0.9%
Consumer Staples	0.1%
Total	100.0%

C000164427
Shareholder Report [Line Items]
Fund Name	ARK Israel Innovative Technology ETF
Class Name	ARK Israel Innovative Technology ETF
Trading Symbol	IZRL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	SEMI ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ark-funds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.ark-funds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$28	0.51%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%
AssetsNet	$ 104,012,986
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:
Fund net assets	$104,012,986
Total number of portfolio holdings	54
Period portfolio turnover rate	27%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	54.6%
Industrials	15.3%
Health Care	13.0%
Communication Services	11.3%
Consumer Discretionary	5.6%
Financials (Money Market Fund)	0.2%
Total	100.0%